UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Eva Solcova Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Eva Solcova Smith	Madison, WI	12-February-2010

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	124,600

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102     1301    46408 SH       SOLE                    16404             30004
Abbott Laboratories            COM              002824100     1819    33693 SH       SOLE                    28333              5360
Activision Blizzard Inc        COM              00507V109      392    35264 SH       SOLE                    33389              1875
Affiliated Managers Group      COM              008252108      832    12353 SH       SOLE                    11577               776
Alliant Energy Corp            COM              018802108      804    26556 SH       SOLE                    25010              1546
Allstate                       COM              020002101     1266    42149 SH       SOLE                    14583             27566
American Electric Power        COM              025537101     1324    38060 SH       SOLE                    14370             23690
Apache Corp                    COM              037411105     1322    12816 SH       SOLE                     4639              8177
Apple Computer                 COM              037833100     2345    11129 SH       SOLE                     9459              1670
Arch Coal Inc                  COM              039380100      590    26498 SH       SOLE                    24933              1565
Automatic Data Processing      COM              053015103     1276    29799 SH       SOLE                    10349             19450
Brocade Communications         COM              111621108       92    12000 SH       SOLE                    12000
Cardinal Health                COM              14149Y108     1199    37201 SH       SOLE                    11696             25505
Celgene Corp                   COM              151020104     2050    36819 SH       SOLE                    31449              5370
Cisco Systems                  COM              17275R102     2151    89829 SH       SOLE                    76658             13171
Citrix Systems                 COM              177376100      945    22712 SH       SOLE                    21410              1302
Coca-Cola Co                   COM              191216100     1974    34631 SH       SOLE                    28998              5633
Cognizant Corp                 COM              192446102     1041    22971 SH       SOLE                    21455              1516
Community Health Systems       COM              203668108      964    27077 SH       SOLE                    25238              1839
ConocoPhillips                 COM              20825C104     1266    24784 SH       SOLE                     8411             16373
Covance Inc                    COM              222816100      796    14578 SH       SOLE                    13870               708
Cummins Inc.                   COM              231021106     1867    40701 SH       SOLE                    34019              6682
DeVry                          COM              251893103      830    14634 SH       SOLE                    13705               929
Diamond Offshore               COM              25271c102      833     8465 SH       SOLE                     7928               537
DirecTV                        COM              25490A101     2671    80103 SH       SOLE                    66952             13151
EMC Corp                       COM              268648102     2289   131028 SH       SOLE                   108243             22785
Ecolab                         COM              278865100     2204    49441 SH       SOLE                    41424              8017
Express Scripts Inc            COM              302182100      890    10303 SH       SOLE                     9542               761
Exxon Mobil                    COM              30231G102     1198    17575 SH       SOLE                     5331             12244
FTI Consulting                 COM              302941109      818    17350 SH       SOLE                    16470               880
Fastenal Co                    COM              311900104     2131    51186 SH       SOLE                    42865              8321
Fiserv Inc                     COM              337738108      821    16943 SH       SOLE                    15782              1161
Fluor Corporation              COM              343412102      652    14470 SH       SOLE                    13813               657
Freeport-McMoRan Copper & Gold COM              35671D857     1306    16260 SH       SOLE                     5615             10645
General Electric               COM              369604103     1150    76036 SH       SOLE                    23190             52846
Genzyme Corp                   COM              372917104     1159    23648 SH       SOLE                    19968              3680
Google                         COM              38259P508     2814     4539 SH       SOLE                     3867               672
HCP Inc                        COM              40414L109     1261    41293 SH       SOLE                    14005             27288
Hain Celestial Group           COM              405217100      740    43525 SH       SOLE                    41823              1702
Hansen Natural                 COM              411310105      881    22946 SH       SOLE                    21782              1164
Informatica Corp               COM              45666Q102      898    34688 SH       SOLE                    32335              2353
Intel Corp                     COM              458140100     1348    66075 SH       SOLE                    24540             41535
Intercontinental Exchange      COM              45865v100      869     7740 SH       SOLE                     7310               430
Iron Mountain                  COM              462846106     1388    60994 SH       SOLE                    50800             10194
Johnson & Johnson              COM              478160104     1265    19638 SH       SOLE                     6639             12999
Kohls Corp                     COM              500255104     1716    31812 SH       SOLE                    27017              4795
Lockheed Martin Corp           COM              539830109     1185    15728 SH       SOLE                     4782             10946
MEMC Electronic Materials Inc  COM              552715104      578    42441 SH       SOLE                    40380              2061
Marathon Oil Corp              COM              565849106     1183    37894 SH       SOLE                    11656             26238
Masimo Corp                    COM              574795100      860    28264 SH       SOLE                    26535              1729
McDonalds                      COM              580135101     1301    20840 SH       SOLE                     7530             13310
Medco Health Solutions         COM              58405U102     2487    38918 SH       SOLE                    32456              6462
Microchip Technology           COM              595017104     2171    74721 SH       SOLE                    63275             11446
Microsoft                      COM              594918104     2622    86022 SH       SOLE                    72635             13387
Molson Coors Brewing           COM              60871R209     1197    26511 SH       SOLE                     9450             17061
Monster Worldwide Inc          COM              611742107      907    52126 SH       SOLE                    49088              3038
NII Holdings Inc               COM              62913f201     1518    45200 SH       SOLE                    38318              6882
Newfield Exploration           COM              651290108      826    17116 SH       SOLE                    16105              1011
Nucor Corp                     COM              670346105      730    15645 SH       SOLE                    12978              2667
O'Reilly Automotive            COM              686091109      711    18645 SH       SOLE                    17522              1123
Oceaneering International      COM              675232102      547     9340 SH       SOLE                     8657               683
PepsiCo                        COM              713448108     1276    20987 SH       SOLE                     7395             13592
Pfizer Inc                     COM              717081103     1236    67975 SH       SOLE                    23456             44519
Philip Morris Intl             COM              718172109     1198    24857 SH       SOLE                     7848             17009
Precision Castparts            COM              740189105      910     8244 SH       SOLE                     7736               508
Procter & Gamble               COM              742718109     2284    37675 SH       SOLE                    31058              6617
Qualcomm                       COM              747525103     2136    46166 SH       SOLE                    38595              7571
Regal Beloit Corporation       COM              758750103      567    10918 SH       SOLE                    10216               702
Research In Motion             COM              760975102     1325    19613 SH       SOLE                    16414              3199
Schlumberger                   COM              806857108     1714    26335 SH       SOLE                    22155              4180
Scientific Games Corp          COM              80874P109      637    43802 SH       SOLE                    41885              1917
Silicon Laboratories           COM              826919102      844    17450 SH       SOLE                    16320              1130
State Street Corp              COM              857477103     1200    27570 SH       SOLE                     8725             18845
Synaptics, Inc.                COM              87157D109      934    30462 SH       SOLE                    29325              1137
Target Corp                    COM              87612E106     1611    33308 SH       SOLE                    27695              5613
Teva Pharmaceuticals           COM              881624209     2213    39391 SH       SOLE                    32523              6868
Transocean Inc                 COM              H8817H100     1998    24125 SH       SOLE                    20180              3945
Travelers Companies            COM              89417E109     1304    26148 SH       SOLE                     9083             17065
True Religion Apparel          COM              89784n104      604    32688 SH       SOLE                    30508              2180
Union Pacific Corp.            COM              907818108     1292    20218 SH       SOLE                     7250             12968
Urban Outfitters Inc           COM              917047102      885    25286 SH       SOLE                    23611              1675
Wal-Mart Stores                COM              931142103     1045    19550 SH       SOLE                     3908             15642
Walgreen Co                    COM              931422109     2278    62032 SH       SOLE                    51333             10699
Wells Fargo                    COM              949746101     1305    48360 SH       SOLE                    17010             31350
Western Union Co               COM              959802109     1431    75924 SH       SOLE                    67491              8433
Yum Brands Inc                 COM              988498101     1738    49693 SH       SOLE                    41610              8083
iShares MSCI EAFE              COM              464287465     1120    20258 SH       SOLE                    16938              3320
iShares MSCI Emerging Markets  COM              464287234     2688    64774 SH       SOLE                    56352              8422
iShares Russell 1000 Growth    COM              464287614     1640    32904 SH       SOLE                    30004              2900
iShares Russell 1000 Value     COM              464287598     1066    18563 SH       SOLE                    16763              1800
iShares Russell 2000 Growth    COM              464287648     1329    19519 SH       SOLE                    17955              1564
iShares Russell MidCap Growth  COM              464287481     2031    44791 SH       SOLE                    36628              8163
iShares Russell MidCap Value   COM              464287473     2192    59321 SH       SOLE                    51745              7576